DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS - Additional Information (Details) - Maximum	Dec. 31, 2023 CNY (¥)
PRC
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Amount insured by government authority	¥ 500,000
HKSAR
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Amount insured by government authority	¥ 500,000